UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21759

Name of Fund: BlackRock Long-Horizon Equity Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Long-Horizon Equity         Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock Long-Horizon Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 96.8%

Brazil — 2.6%
Itau Unibanco Holding SA, Preference Shares — ADR	595,147	$6,332,358

China — 6.4%
Alibaba Group Holding Ltd. — ADR(a)(b)	35,595	5,997,401
ANTA Sports Products Ltd.	1,900,000	9,828,622

		15,826,023

Germany — 2.4%
Deutsche Post AG, Registered Shares	199,898	5,904,207

India — 4.2%
HDFC Bank Ltd.	358,596	10,494,732

Ireland — 4.6%
Medtronic PLC	129,413	11,438,815

Japan — 2.0%
Sony Corp.	99,000	4,960,586

Netherlands — 2.9%
ASML Holding NV	41,398	7,239,164

Spain — 3.7%
Industria de Diseno Textil SA	327,024	9,147,909

Sweden — 7.9%
Assa Abloy AB, Class B	549,720	10,243,538
Hexagon AB, Class B	187,216	9,168,237

		19,411,775

Switzerland — 3.2%
Nestle SA, Registered Shares	90,064	7,852,129

United Kingdom — 8.6%
AstraZeneca PLC	77,481	5,612,868
British American Tobacco PLC	165,442	5,831,837
Reckitt Benckiser Group PLC	127,168	9,784,899

		21,229,604

United States — 48.3%
Alphabet, Inc., Class C(b)	11,162	12,460,922
Boston Scientific Corp.(b)	289,852	11,057,854
Cognex Corp.	71,185	3,238,917
Colgate-Palmolive Co.	43,420	2,808,406
Comcast Corp., Class A	318,819	11,659,211
Danaher Corp.	120,705	13,388,599
Estee Lauder Cos., Inc., Class A	38,182	5,208,788
First Republic Bank	98,704	9,537,768

Security	Shares	Value

United States (continued)
Honeywell International, Inc.	65,299	$9,378,895
Intuit, Inc.	43,074	9,296,231
Mastercard, Inc., Class A	59,841	12,634,230
Union Pacific Corp.	33,217	5,283,828
UnitedHealth Group, Inc.	48,871	13,204,944

		119,158,593

Total Common Stocks — 96.8% (Cost — $191,175,168)		238,995,895

	Par (000)

Corporate Bonds — 0.0%

China — 0.0%
China Milk Products Group Ltd., 0.00%, 01/15/49(b)(c)(d)(e)	$1,000	10,000

Total Corporate Bonds — 0.0% (Cost — $1,000,000)		10,000

Preferred Securities — 3.0%

United States — 3.0%
Proteus Digital Health, (Acquired 7/22/14, cost $7,000,007), 0.00%(b)(f)(g)	533	7,335,623

Total Preferred Securities — 3.0% (Cost — $7,000,007)		7,335,623

Total Long-Term Investments — 99.8% (Cost — $199,175,175)		246,341,518

	Shares

Short-Term Securities — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%(i)(j)	499,652	499,652
SL Liquidity Series, LLC, Money Market Series, 2.64%(h)(i)(j)	5,227,737	5,228,783

Total Short-Term Securities — 2.3% (Cost — $5,727,061)		5,728,435

Total Investments — 102.1% (Cost — $204,902,236)		252,069,953

Liabilities in Excess of Other Assets — (2.1)%		(5,242,112)

Net Assets — 100.0%		$246,827,841

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Zero-coupon bond.
(e)	Convertible security.
(f)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Long-Horizon Equity Fund

(g)

Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $7,335,623 and an original cost of $7,000,007, which was 3% of its net assets.

(h)	Security was purchased with the cash collateral from loaned securities.
(i)	Annualized 7-day yield as of period end.
(j)

During the period ended January 31, 2019, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 10/31/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	291,983	207,669	499,652	$499,652	$3,089		$—	$—
SL Liquidity Series, LLC, Money Market Series	191,393	5,036,344	5,227,737	5,228,783	2,917	(b)	(299)	1,383

				$5,728,435	$6,006		$(299)	$1,383

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ADR — American Depositary Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

2

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Long-Horizon Equity Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Brazil	$6,332,358	$—	$—	$6,332,358
China	5,997,401	9,828,622	—	15,826,023
Germany	—	5,904,207	—	5,904,207
India	—	10,494,732	—	10,494,732
Ireland	11,438,815	—	—	11,438,815
Japan	—	4,960,586	—	4,960,586
Netherlands	—	7,239,164	—	7,239,164
Spain	—	9,147,909	—	9,147,909
Sweden	—	19,411,775	—	19,411,775
Switzerland	—	7,852,129	—	7,852,129
United Kingdom	—	21,229,604	—	21,229,604
United States	119,158,593	—	—	119,158,593
Corporate Bonds	—	10,000	—	10,000
Preferred Securities	—	—	7,335,623	7,335,623
Short-Term Investment Fund	499,652	—	—	499,652

	$143,426,819	$96,078,728	$7,335,623	$246,841,170

Investments Valued at NAV(a)				5,228,783

				$252,069,953

(a)	As of January 31, 2019, certain of the Fund’s Investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

During the period ended January 31, 2019, there were no transfers between levels.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Preferred Securities	Total
Assets:
Opening balance, as of October 31, 2018	$7,724,512	$7,724,512
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)(a)	(388,889)	(388,889)
Purchases	—	—
Sales	—	—

Closing Balance, as of January 31, 2019	$7,335,623	$7,335,623

Net change in unrealized appreciation (depreciation) on investments still held at January 31, 2019(a)	$(388,889)	$(388,889)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2019, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

3

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Long-Horizon Equity Fund

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Preferred Securities(a)	$7,335,623	Market	Revenue Multiple(a)	21.50x

			Time to Exit(b)	2.4 years
			Volatility(b)	59%

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.
(b)	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

4

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Long-Horizon Equity Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Horizon Equity Fund

Date: March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Long-Horizon Equity Fund

Date: March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Long-Horizon Equity Fund

Date: March 22, 2019